Background Information (Joint Ventures) (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Expenses related to joint ventures and other business development agreements			$ 10,000	$ 15,000	$ 70,000	$ 80,000	$ 85,000
Nano Three Dimensional Biosciences Inc Joint Venture [Member]
Related Party Transaction [Line Items]
Shares acquired of joint venture's common stock	145
Payments to joint venture	$ 60,000
Expenses related to joint ventures and other business development agreements						60,000
Nano Three Dimensional Biosciences Inc Joint Venture [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Shares acquired of joint venture's common stock	604
Percentage of outstanding stock acquired	5.00%
Common stock, price per share	$ 413.62
Payments to joint venture	$ 249,826
Weekly payments to joint venture	$ 5,000
Therakine Ltd Joint Venture [Member]
Related Party Transaction [Line Items]
Expenses related to joint ventures and other business development agreements						$ 20,000